Securities - Schedule of Cash Investments (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investment securities [Line Items]
Current investments	R$ 1,058	R$ 1,014
Non-current investments	30	31
Investments	1,088	1,045
Bank certificates of deposit [member]
Disclosure of investment securities [Line Items]
Current investments	3	46
Financial Notes-Banks [member]
Disclosure of investment securities [Line Items]
Current investments	303	728
Non-current investments		14
Treasury financial notes (LFTs) [member]
Disclosure of investment securities [Line Items]
Current investments	740	193
Debentures [member]
Disclosure of investment securities [Line Items]
Current investments	11	45
Non-current investments	30	17
Other [member]
Disclosure of investment securities [Line Items]
Current investments	R$ 1	R$ 2